Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	Successor
	December 31, 2013	December 31, 2012
Rebates, credits and discounts due to customers	$13.8	$10.3
Taxes payable	9.4	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	5.6	5.7
Vacation pay	4.3	4.4
Salaries and wages	3.2	2.6
Professional fees	1.5	3.2
Accrued litigation	1.5	0.2
Restructuring reserves	1.4	2.2
Other	10.1	9.8

	$58.7	$56.3